Organization and Summary of Significant Accounting Policies - Schedule of Translate Amounts Denominated in Non-USD Currencies (Details)	Mar. 31, 2025	Mar. 31, 2024
SGD:USD [Member]
Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.75	0.74
Average exchange rate	0.75	0.74
HKD:USD [Member]
Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.13
Average exchange rate	0.13
RM:USD [Member]
Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.22	0.21
Average exchange rate	0.23	0.22